Financial Instruments - Schedule of Liquidity Risk (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Schedule of Liquidity Risk [Line Itmes]
Accounts payable to suppliers		R$ 58,194		R$ 47,133		R$ 7,283
Other liabilities		737		852		3,550
Loans and financing		3,776		5,289		1,569
Debentures		45,780	[1]	51,197	[1],[2]	61,161	[2]
Deferred and contingent consideration		254,383		232,077		240,622
Lease liabilities		1,246		1,519		1,587		R$ 2,537
Related parties		9,739		9,867
Total		373,855		347,934		351,149
Less than 1 year [Member]
Schedule of Liquidity Risk [Line Itmes]
Accounts payable to suppliers		58,194		47,133
Other liabilities		737		852
Loans and financing		3,598		4,960
Debentures	[1]	45,780		51,197
Deferred and contingent consideration		249,383		227,077
Lease liabilities		568		742
Related parties		9,739		9,867
Total		367,999		341,828
1 to 3 years [Member]
Schedule of Liquidity Risk [Line Itmes]
Accounts payable to suppliers
Other liabilities						2,160
Loans and financing		178		329		728
Debentures			[1]		[1],[2]		[2]
Deferred and contingent consideration		5,000		5,000		46,484
Lease liabilities		678		777		611
Related parties
Total		R$ 5,856		R$ 6,106		R$ 53,883

[1]	The Company was not in compliance with the related financial covenants under the debentures as of June 30, 2024, and the amounts owed under the debentures are classified as current. Contractual principal payments are due quarterly beginning in May 2023 with final maturity in May 2026, as follows:
[2]	The Company was not in compliance with the related financial covenants under the debentures on December 31, 2023, and 2022, and the amounts owed under the debentures are classified as current. Refer to Note 15 for details relating to these covenants and waiver obtained by the Company. Contractual principal payments are due quarterly beginning in May 2023 with final maturity in May 2026, as follows: